CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 Hollysys Automation Technologies [Member] USD ($)	Jun. 30, 2012 Hollysys Automation Technologies [Member] CNY	Jun. 30, 2011 Hollysys Automation Technologies [Member] USD ($)	Jun. 30, 2011 Hollysys Automation Technologies [Member] CNY
Common Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	55,998,917	54,692,129	54,692,129	54,692,129	55,998,917	55,998,917
Common Stock, Shares, Outstanding	55,998,917	54,692,129	54,692,129	54,692,129	55,998,917	55,998,917
Amount Restricted To Transfer From Subsidiary To Parent			$ 204,375,578	1,292,655,096	$ 199,713,970	1,292,468,929